Annual Total Returns (Vanguard Total International Stock Index Fund - Investor Shares Participant) (Vanguard Total International Stock Index Fund, Vanguard Total International Stock Index Fund - Investor Shares)
18 Months Ended
Apr. 30, 2013
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Investor Shares
Annual Total Return
2012	18.14%
2011	(14.56%)
2010	11.12%
2009	36.73%
2008	(44.10%)
2007	15.52%
2006	26.64%
2005	15.57%
2004	20.84%
2003	40.34%